INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
PRC tax rate	25.00%	25.00%	25.00%
Tax provision (credit) at PRC enterprise income tax rate	$ 197	$ (370)	$ 1,251
Expenses not deductible for tax purpose	403	1,224	717
Share-based compensation not deductible for tax purpose	123	366	420
Income not taxable for tax purposes	(1,005)	(599)	(706)
Net change in valuation allowance	1,682	1,623	910
Effect of tax exemption and preferential income tax rate granted to PRC subsidiaries	(930)	(911)	(1,081)
Effect of the different income tax rates in other jurisdictions	204	21	(34)
Effect of withholding tax on undistributed earnings	400	349	554
Effect of withholding tax on American Depository Shares ("ADS") reimbursement income		150	150
Utilization of tax loss previously not recognized	(685)	(979)	(1,053)
Overprovision in prior year	(78)	(81)	(236)
Others	92	(21)	(13)
Total income tax expense	$ 403	$ 772	$ 879